Note 9 - Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Apr. 30, 2017	Jul. 31, 2016
Details
Net operating loss carryover	$ 2,581,500	$ 2,470,200
Valuation allowance	(2,581,500)	(2,470,200)
Represents the monetary amount of NetDeferredTaxAsset, as of the indicated date.	$ 0	$ 0